Commitments and Contingencies - Schedule of Jackpot Liabilities Recorded as Current and Non-current Liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Commitments and Contingencies Disclosure [Abstract]
Current liabilities	$ 57	$ 66
Non-current liabilities	114	$ 130
Total jackpot liabilities	$ 170